UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

     /s/ Ann C. Burnham                Lincoln, MA              July 11, 2012
     ------------------                -----------              -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $   252,083
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
ALTRIA GROUP INC COM                     COM      02209S103       2,021      58,503 SH       Sole                             58,503
AT&T INC COM                             COM      00206R102       5,089     142,718 SH       Sole                            142,718
AXCELIS TECHNOLOGIES INC COM             COM      054540109          18      15,000 SH       Sole                             15,000
BANK OF AMERICA CORPORATION CO           COM      060505104       1,062     129,828 SH       Sole                            129,828
BERKSHIRE HATHAWAY INC DEL CL            COM      084670108       4,998          40 SH       Sole                                 40
BERKSHIRE HATHAWAY INC DEL CL            COM      084670702         250       3,000 SH       Sole                              3,000
BLACKROCK ENH CAP & INC FD INC           COM      09256A109         331      25,836 SH       Sole                             25,836
BP PRUDHOE BAY RTY TR UNIT BEN           COM      055630107         583       5,000 SH       Sole                              5,000
BRISTOL MYERS SQUIBB CO COM              COM      110122108       2,019      56,166 SH       Sole                             56,166
CARMAX INC COM                           COM      143130102       1,079      41,587 SH       Sole                             41,587
CISCO SYS INC COM                        COM      17275R102       2,075     120,823 SH       Sole                            120,823
COCA COLA CO COM                         COM      191216100         663       8,479 SH       Sole                              8,479
COHEN & STEERS CLOSED END OPPO           COM      19248P106         570      46,780 SH       Sole                             46,780
EMMIS COMMUNICATIONS CORP CL A           COM      291525103          61      33,333 SH       Sole                             33,333
FIDELITY NATL FINL INC COM               COM      31620R105         497      25,779 SH       Sole                             25,779
GENERAL ELECTRIC CO COM                  COM      369604103       5,608     269,121 SH       Sole                            269,121
GOLDMAN SACHS GROUP INC COM              COM      38141G104         479       5,000 SH       Sole                              5,000
GOOGLE INC CL A                          COM      38259P508         539         930 SH       Sole                                930
INTEL CORP COM                           COM      458140100         810      30,377 SH       Sole                             30,377
LILLY ELI & CO COM                       COM      532457108         625      14,558 SH       Sole                             14,558
LULULEMON ATHLETICA INC COM              COM      550021109       1,552      26,034 SH       Sole                             26,034
MICROSOFT CORP COM                       COM      594918104       1,922      62,831 SH       Sole                             62,831
NETSUITE INC COM                         COM      64118Q107         219       4,000 SH       Sole                              4,000
NORDSON CORP COM                         COM      655663102         334       6,518 SH       Sole                              6,518
PATRIOT NATL BANCORP INC COM             COM      70336F104         607     376,850 SH       Sole                            376,850
PEPSICO INC COM                          COM      713448108         692       9,790 SH       Sole                              9,790
PETSMART INC COM                         COM      716768106       1,997      29,288 SH       Sole                             29,288
PITNEY BOWES INC COM                     COM      724479100         624      41,700 SH       Sole                             41,700
REYNOLDS AMERICAN INC COM                COM      761713106       5,328     118,753 SH       Sole                            118,753
STAPLES INC COM                          COM      855030102       1,305     100,000 SH       Sole                            100,000
THERMO FISHER SCIENTIFIC INC C           COM      883556102         918      17,686 SH       Sole                             17,686
THL CR INC COM                           COM      872438106         690      51,255 SH       Sole                             51,255
UNITED PARCEL SERVICE INC CL B           COM      911312106         540       6,862 SH       Sole                              6,862
VERIZON COMMUNICATIONS INC COM           COM      92343V104         972      21,883 SH       Sole                             21,883
WHOLE FOODS MKT INC COM                  COM      966837106         649       6,812 SH       Sole                              6,812
WINDSTREAM CORP COM                      COM      97381W104         256      26,516 SH       Sole                             26,516
WMS INDS INC COM                         COM      929297109       1,276      63,980 SH       Sole                             63,980
ZIPCAR INC COM                           COM      98974X103         422      36,003 SH       Sole                             36,003
KINDER MORGAN INC DEL WT EXP 0           WT       49456B119       1,067     493,824 SH       Sole                            493,824
EATON VANCE TX MNG BY WRT OPP            FU       27828Y108       4,166     335,185 SH       Sole                            335,185
ISHARES TR DJ SEL DIV INX                FU       464287168      25,395     451,950 SH       Sole                            451,950
ISHARES TR RUSL 2000 VALU                FU       464287630         461       6,550 SH       Sole                              6,550
ISHARES TR RUSSELL 1000                  FU       464287622         600       7,982 SH       Sole                              7,982
ISHARES TR RUSSELL 2000                  FU       464287655       3,812      47,913 SH       Sole                             47,913
ISHARES TR RUSSELL 3000                  FU       464287689       4,494      55,908 SH       Sole                             55,908
ISHARES TR S&P MIDCAP 400                FU       464287507         613       6,513 SH       Sole                              6,513
ISHARES TR US PFD STK IDX                FU       464288687         310       7,938 SH       Sole                              7,938
SPDR DOW JONES INDL AVRG ETF U           FU       78467X109         580       4,515 SH       Sole                              4,515
SPDR S&P 500 ETF TR TR UNIT              FU       78462F103      13,704     100,687 SH       Sole                            100,687
SPDR S&P MIDCAP 400 ETF TR UTS           FU       78467Y107       1,979      11,555 SH       Sole                             11,555
ASTRAZENECA PLC SPONSORED ADR            ADR      046353108       2,433      54,375 SH       Sole                             54,375
BRITISH AMERN TOB PLC SPONSORE           ADR      110448107       2,000      19,582 SH       Sole                             19,582
ISHARES INC MSCI BRIC INDX               ADR      464286657         456      12,700 SH       Sole                             12,700
QIHOO 360 TECHNOLOGY CO LTD AD           ADR      74734M109         214      12,378 SH       Sole                             12,378
TORONTO DOMINION BK ONT COM NE           ADR      891160509         391       5,000 SH       Sole                              5,000
VODAFONE GROUP PLC NEW SPONS A           ADR      92857W209       1,839      65,264 SH       Sole                             65,264
BLACKROCK INTL GRWTH & INC TR            FF       092524107         168      23,590 SH       Sole                             23,590
EATON VANCE TXMGD GL BUYWR OPP           FF       27829C105       2,016     192,350 SH       Sole                            192,350
ISHARES TR FTSE CHINA25 IDX              FF       464287184         500      14,867 SH       Sole                             14,867
ISHARES TR MRTG PLS CAP IDX              FF       464288539         254      17,900 SH       Sole                             17,900
ISHARES TR MSCI ACJPN IDX                FF       464288182         971      18,466 SH       Sole                             18,466
ISHARES TR MSCI EAFE INDEX               FF       464287465       5,534     110,775 SH       Sole                            110,775
ISHARES TR MSCI EMERG MKT                FF       464287234       2,598      66,383 SH       Sole                             66,383
ISHARES TR MSCI SMALL CAP                FF       464288273         678      18,770 SH       Sole                             18,770
VANGUARD INTL EQUITY INDEX FD            FF       922042858      10,741     268,986 SH       Sole                            268,986
ISHARES TR DJ US REAL EST                FR       464287739       3,521      55,071 SH       Sole                             55,071
ALPINE GLOBAL PREMIER PPTYS FD           RE       02083A103         208      32,872 SH       Sole                             32,872
CBL & ASSOC PPTYS INC COM                RE       124830100       4,848     248,085 SH       Sole                            248,085
SIMON PPTY GROUP INC NEW COM             RE       828806109     105,645     678,689 SH       Sole                            678,689
ENTERPRISE PRODS PARTNERS L P            LTD      293792107         207       4,035 SH       Sole                              4,035